SUPPLEMENTAL CASH FLOW DISCLOSURE (Variations in non-cash transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Cash flow statement [Abstract]
Additions to property, plant and equipment and intangible assets included in accounts payable and accrued liabilities	$ 13,751	$ (16,144)
Proceeds on disposal of property, plant and equipment included in other current assets	(375)	(9)
Additions to right-of-use assets included in lease obligations	16,189	7,753
Impact of initial adoption of new accounting standards (note 2(c))	0	2,176
Non-cash ascribed value credited to contributed surplus for dividends attributed to Treasury RSUs	336	954
Non-cash ascribed value credited to share capital from shares issued or distributed pursuant to vesting of restricted share units and exercise of stock options	$ 7,552	$ 10,789